Commitments and contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	$ 2,107	$ 2,811	$ 3,267
Operating lease expense	1,528	1,440	1,370
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	1,072	879	909
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	1,035	1,932	2,358
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	$ 0	$ 0	$ 0